S000000780 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Putnam Growth Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index -NR)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.15%	9.75%	11.02%
Class P
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.78%	10.92%	10.69%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.60%	9.23%	9.63%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.47%	6.97%	7.78%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.64%	6.57%	7.16%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.53%	9.72%	9.62%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		18.16%	10.27%	10.01%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		18.70%	10.82%	10.56%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		18.65%	10.79%	10.56%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.82%	10.91%	10.67%

[1]
Effective February 1, 2026, the Putnam Growth Blended Benchmark composition changed from 60% Russell 3000® Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Bond Index, 5% JPMorgan Developed High Yield Index and 5% MSCI Emerging Markets Index-GD (the “Prior Composition”) to 60% Russell 3000® Index, 20% MSCI All Country World Ex-U.S. Index-NR, 16% Bloomberg U.S. Aggregate Bond Index, 3% Bloomberg Global Aggregate ex-USD Index Hedged USD and 1% Bloomberg U.S. Corporate High Yield Index (the “New Composition”). The fund’s Investment Manager believes the New Composition better reflects the fund’s current portfolio.

[2]
Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it been adjusted, returns would have been higher.